Related Parties - Schedule of Key Management Compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Key Management Compensation [Abstract]
Short-term compensation (including salary)	R$ 93	R$ 434	R$ 573
Short-term employee benefits	48	72	76
Termination benefits		62
Share-based compensation	17,134	16,685	9,007
Total	R$ 17,275	R$ 17,253	R$ 9,656